Business Acquisitions (Tables)	3 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
Schedule of Prior Acquisitions

The following tables present the 2015 business acquisitions, amortization of finite-lived intangible assets, revenues and earnings included in our consolidated statement of operations for the year ended December 31, 2015, and the costs of acquisition included in professional fees in our consolidated statement of operations for the year ended December 31, 2015.

	Billboards
	Bell	Fair	I-85	Total
Assets Acquired
Property and Equipment:
Structures and displays	$3,468,700	$370,000	$587,500	$4,426,200
Intangible Assets:
Customer relationships	170,000	536,300	–	706,300
Permits, licenses and lease acquisition costs	200,000	52,200	52,200	304,400
Easement	–	–	11,000	11,000
Noncompetition and non-solicitation agreements	98,000	–	–	98,000
Goodwill	2,747,904	986,561	644,200	4,378,665

Total Intangible Assets	3,215,904	1,575,061	707,400	5,498,365

Total Assets Acquired	$6,684,604	$1,945,061	$1,294,900	$9,924,565

Amortization of intangible assets acquired during the year ended December 31, 2015	$72,042	$76,654	$1,740	$150,436

Revenues since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2015	$597,309	$85,853	$30,050	$713,212

Earnings since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2015	$(284,773)	$(32,857)	$14,061	$(303,569)

Costs of acquisition included in professional fees in the consolidated statement of operations for the year ended December 31, 2015	$130,456	$55,788	$55,297	$241,541

Schedule of Allocation of the Purchase Price

The following tables present the 2016 business acquisitions, amortization of finite-lived intangible assets, revenues and earnings included in the consolidated statement of operations for the year ended December 31, 2016, and the costs of acquisition included in professional fees in our consolidated statement of operations for the year ended December 31, 2016.

	Billboards
	JAG	Rose City	Kelley	Subtotal
Assets Acquired
Property and Equipment:
Structures and displays	$562,300	$230,000	$733,500	$1,525,800
Vehicles, tools, and equipment	140,435	–	–	140,435
Office furniture and equipment	–	–	–	–

Total Property and Equipment	702,735	230,000	733,500	1,666,235

Intangible assets:
Customer relationships	1,425,000	–	215,000	1,640,000
Permits, licenses, and lease acquisition costs	695,000	26,100	38,000	759,100
Easements	110,000	–	–	110,000
Noncompetition agreement	–	–	–	–
Trade names and trademarks	–	–	–	–
Technology	–	–	–	–
Goodwill	3,915,171	31,220	1,013,500	4,959,891

Total Intangible Assets	6,145,171	57,320	1,266,500	7,468,991

Other assets:
Cash	–	–	–	–
Accounts receivable	106,340	–	21,885	128,225
Investments, short-term	–	–	–	–
Prepaid expenses	–	–	–	–
Deferred policy acquisition costs	–	–	–	–
Funds held as collateral assets	–	–	–	–
Investments, long-term	–	–	–	–
Other noncurrent assets	–	–	–	–

Total Other Assets	106,340	–	21,885	128,225

Total Assets Acquired	6,954,246	287,320	2,021,885	9,263,451
Liabilities Assumed	–	–	–	–

Total	$6,954,246	$287,320	$2,021,885	$9,263,451

	Insurance
	Warnock	UC&S	Subtotal	Total
Assets Acquired
Property and Equipment:
Structures and displays	$–	$–	$–	$1,525,800
Vehicles, tools, and equipment	–	–	–	140,435
Office furniture and equipment	20,325	9,548	29,873	29,873

Total Property and Equipment	20,325	9,548	29,873	1,696,108

Intangible assets:
Customer relationships	248,000	–	248,000	1,888,000
Permits, licenses, and lease acquisition costs	–	450,000	450,000	1,209,100
Easements	–	–	–	110,000
Noncompetition agreement	75,000	–	75,000	75,000
Trade names and trademarks	55,000	–	55,000	55,000
Technology	138,000	–	138,000	138,000
Goodwill	717,679	7,158,648	7,876,327	12,836,218

Total Intangible Assets	1,233,679	7,608,648	8,842,327	16,311,318

Other assets:
Cash	80,000	3,631,626	3,711,626	3,711,626
Accounts receivable	–	416,611	416,611	544,836
Investments, short-term	–	1,003,196	1,003,196	1,003,196
Prepaid expenses	10,996	99,153	110,149	110,149
Deferred policy acquisition costs	–	276,556	276,556	276,556
Funds held as collateral assets	–	1,642,026	1,642,026	1,642,026
Investments, long-term	–	1,486,320	1,486,320	1,486,320
Other noncurrent assets	–	4,864	4,864	4,864

Total Other Assets	90,996	8,560,352	8,651,348	8,779,573

Total Assets Acquired	1,345,000	16,178,548	17,523,548	26,786,999
Liabilities Assumed	–	(3,178,548)	(3,178,548)	(3,178,548)

Total	$1,345,000	$13,000,000	$14,345,000	$23,608,451

Liabilities assumed in connection with the UC&S acquisition are as follows:

Accounts payable and accrued expenses	$107,850
Unearned premiums	1,189,672
Federal income taxes payable	110,000
Funds held as collateral	1,642,026
Deferred tax liability	129,000

Total Liabilities Assumed	$3,178,548

	Billboards (unaudited)
	CCO	Hartlind	Total
Assets Acquired
Property and Equipment:
Structures and displays	$1,850,000	$126,480	$1,976,480
Intangible Assets:
Customer relationships	888,259	534,147	1,422,406
Permits, licenses and lease acquisition costs	14,685	40,500	55,185
Easements	–	240,000	240,000
Noncompetition and non-solicitation agreements	–	5,000	5,000
Goodwill	230,500	1,870,873	2,101,373

Total Intangible Assets	1,133,444	2,690,520	3,823,964

Total Assets Acquired	$2,983,444	$2,817,000	$5,800,444

Amortization of intangible assets acquired during the three months ended March 31, 2017	$70,846	$30,514	$101,360

Revenues since the acquisition date included in the consolidated statement of operations for the three months ended March 31, 2017	$154,983	$53,111	$208,094

Earnings since the acquisition date included in the consolidated statement of operations for the three months ended March 31, 2017	$(20,364)	$17,298	$(3,066)

Costs of acquisition included in professional fees in the consolidated statement of operations for the three months ended March 31, 2017	$14,468	$7,814	$22,282

Schedule of Amortization of Intangible Assets

The following tables present the 2016 business acquisitions, amortization of finite-lived intangible assets, revenues and earnings included in the consolidated statement of operations for the year ended December 31, 2016, and the costs of acquisition included in professional fees in our consolidated statement of operations for the year ended December 31, 2016.

	Billboards
	JAG	Rose City	Kelley	Subtotal
Amortization of intangible assets acquired during the year ended December 31, 2016	$415,044	$2,175	$44,018	$461,237

Revenues since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2016	$1,461,633	$21,950	$205,670	$1,689,253

Earnings since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2016	$(175,794)	$(2,160)	$43,505	$(134,449)

Costs of acquisition included in professional fees in the consolidated statement of operations for the year ended December 31, 2016	$92,561	$–	$46,939	$139,500

	Insurance
	Warnock	UC&S	Subtotal	Total
Amortization of intangible assets acquired during the year ended December 31, 2016	$114,111	$1,500	$115,611	$576,848

Revenues since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2016	$507,477	$171,564	$679,041	$2,368,294

Earnings since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2016	$(60,530)	$(12,800)	$(73,330)	$(207,779)

Costs of acquisition included in professional fees in the consolidated statement of operations for the year ended December 31, 2016	$21,253	$131,621	$152,874	$292,374

	Billboards (unaudited)
	JAG	Rose City	Kelley	Total
Amortization of intangible assets acquired during the three months ended March 31, 2016	$53,618	$326	$–	$53,944

Revenues since the acquisition date included in the consolidated statement of operations for the three months ended March 31, 2016	$133,168	$2,350	$–	$135,518

Earnings since the acquisition date included in the consolidated statement of operations for the three months ended March 31, 2016	$(37,288)	$(643)	$–	$(37,931)

Costs of acquisition included in professional fees in the consolidated statement of operations for the three months ended March 31, 2016	$21,173	$5,228	$–	$26,401

Pro Forma Information

Pro Forma Information

The following is the unaudited pro forma information assuming all of the business acquisitions that had closed prior to December 31, 2016 had occurred on January 1st prior to the year of acquisition and are included in the pro forma information up to the actual date of acquisition. For all of the business acquisitions depreciation and amortization have been included in the calculation of the below pro forma information based upon the actual acquisition costs. Depreciation is computed on the straight-line method over the estimated remaining economic lives of the assets, ranging from two years to fifteen years. Amortization is computed on the straight-line method over the estimated useful lives of the assets ranging from two to fifty years.

	Years Ended December 31,
	2015	2016

Revenue	$6,974,351	$6,880,070

Net Loss	$(978,770)	$(2,727,032)

Basic and Diluted Loss per Share	$(0.66)	$(0.45)

Basic and Diluted Weighted Average Class A and Class B Common Shares Outstanding	1,481,310	6,043,571

Pro Forma Information

The following is the unaudited pro forma information assuming all of the business acquisitions that had closed prior to March 31, 2017 had occurred on January 1st prior to the year of acquisition and are included in the pro forma information up to the actual date of acquisition. For all of the business acquisitions depreciation and amortization have been included in the calculation of the below pro forma information based upon the actual acquisition costs. Depreciation is computed on the straight-line method over the estimated remaining economic lives of the assets, ranging from two years to fifteen years. Amortization is computed on the straight-line method over the estimated useful lives of the assets ranging from two to fifty years.

	Three Months Ended March 31,
	2016	2017
	(unaudited)
Revenue	$2,229,266	$1,997,107

Net Loss	$(702,992)	$(1,104,058)

Basic and Diluted Loss per Share	$(0.16)	$(0.16)

Basic and Diluted Weighted Average Class A and Class B Common Shares Outstanding	4,455,799	6,897,375